Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [abstract]
Summary of Revenue

Revenues for fiscal 2026, 2025, and 2024 are as follows:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Revenue from software services	19,196	18,379	17,549
Revenue from products and platforms	962	898	1,013
Total Revenue from Operations	20,158	19,277	18,562

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

		(In %)
	Year ended March 31,
	2026	2025	2024
Revenue from top five customers	12.9	13.2	13.3
Revenue from top ten customers	20.5	20.5	20.0

Year ended March 31, 2026, March 31, 2025 and March 31, 2024
		(Dollars in millions)
Particulars	Year ended March 31
	2026	2025	2024
Revenues by Geography*
North America	11,304	11,166	11,163
Europe	6,480	5,745	5,105
India	576	593	469
Rest of the world	1,798	1,773	1,825
Total	20,158	19,277	18,562

*Geographical revenues are based on the domicile of customer

Summary of Unbilled Revenue

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Unbilled financial asset (1)	1,211	1,195
Unbilled non-financial asset (2)	605	569
	1,816	1,764

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.